Revel AC, Inc.

500 Boardwalk

Atlantic City, New Jersey 08401

(609) 572-6065

October 1, 2012

VIA EDGAR

Duc Dang

Senior Counsel

Division of Corporate Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Revel AC, Inc.

Registration Statement on Form S-4

Filed August 22, 2012

File No. 333-183492

Dear Mr. Dang:

On behalf of Revel AC, Inc. (the “Company”), we respond as follows to the Staff’s comment letter dated September 18, 2012, relating to the above-captioned Registration Statement on Form S-4 (the “Registration Statement”). Please note that for the Staff’s convenience, we have recited each of the Staff’s comments and provided the Company’s response to each comment immediately thereafter.

Cautionary Statement Regarding Forward-Looking Information

1.	Your reference to the Private Securities Litigation Reform Act of 1995 does not appear consistent with Section 27A(b)(2)(C) of the Securities Act and Section 21E(b)(2)(C) of the Exchange Act. Therefore, please delete the reference to the safe harbor or state explicitly that the safe harbor protections it provides do not apply to statements made in connection with the offer.

In response to the Staff’s comment, the Cautionary Statement Regarding Forward-Looking Information has been revised to delete the reference to the safe harbor.

Securities and Exchange Commission

October 1, 2012

The Exchange Offer, Page 8

2.	We note that the Series B notes will be jointly and severally guaranteed by your current subsidiaries, specifically Revel AC, LLC, Revel Atlantic City, LLC, Revel Entertainment Group, LLC and NB Acquisition, LLC. Please confirm that the guarantees provided by these entities are full and unconditional and joint and several as required by Rule 3-10 (f) of Regulation S-X.

We confirm that the guarantees provided by Revel AC, LLC, Revel Atlantic City, LLC, Revel Entertainment Group, LLC and NB Acquisition, LLC are full and unconditional and joint and several as required by Rule 3-10(f) of Regulation S-X.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 41

Operating Measures, page 42

3.	We note your disclosure of the table games hold percentage in this section. Please also disclose the hold or win percentage for your slot games or advise why such information is not material. Please revise to explain the concept of hold and win percentages.

In response to the Staff’s comment, we have revised the disclosure on page 42 of the Registration Statement to explain the concept of table games hold percentages and slot hold percentages. We have also revised the disclosure on page 42 of the Registration Statement to disclose our slot hold percentage.

4.	Please identify and explain volume indicators that are considered key operating measures by management. In future Exchange Act reports, discuss how changes in those indicators impact your operations or advise.

We currently identify the volume indicators discussed under the heading “—Operating Measures” on page 42 of the Registration Statement to be volume indicators that are considered key operating measures by management. We confirm that in future Exchange Act reports, we will discuss how changes in applicable volume indicators that are considered key operating measures by management impact our operations.

Securities and Exchange Commission

October 1, 2012

The Exchange Offer; Registration Rights Agreement, page 75

Terms of the Exchange Offer; Period for Tendering Old Notes, page 75

5.	As currently represented, the offer could be open for less than 20 full business days due to the 5:00pm expiration time instead of an expiration time of midnight on what ultimately may be the twentieth business day following commencement. Please confirm that the offer will be open at least through midnight on the twentieth business day. Please refer to Rule 14d-1(g)(3) and Rule 14e-1(a). Further, please confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

We confirm that the exchange offer will be open at least through midnight on the twentieth business day following commencement. We further confirm that the expiration date of the exchange offer will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

6.	We note that you may extend the offer by giving oral or written notice of the extension to note holders. Please advise us as to how oral notice of any extension is reasonably calculated to reach registered holders of the outstanding notes or otherwise satisfies the requirements of Rule 14e-1(d).

In response to the Staff’s comment, we have revised the disclosure on page 74 of the Registration Statement to delete the references to oral notice of any extension to note holders.

Procedures for Tendering Old Notes, page 75

7.

Please refer to the fifth paragraph of this section and the statement that “[w]e also reserve the right to waive any . . . conditions of the exchange offer as to any particular old note either before or after the expiration date . . . .” All offer

Securities and Exchange Commission

October 1, 2012

conditions, except those related to the receipt of government regulatory approvals necessary to consummate the offer, must be satisfied or waived at or before the expiration of the offer. Please revise your disclosure accordingly.

In response to the Staff’s comment, we have revised the disclosure on page 75 of the Registration Statement to clarify that we reserve the right to waive any defects or irregularities or conditions of the exchange offer as to any particular old note either at or before the expiration date of the offer.

Acceptance of Old Notes for Exchange; Delivery of New Notes, page 77

8.	On page 75, we note that any old notes not accepted will be returned “as promptly as practicable” after the expiration or termination of the exchange offer. On page 77, we note that you will issue new notes “promptly after acceptance” of the old notes. Please revise to state that the issuer will issue the new notes or return the old notes “promptly” after expiration or termination rather than after acceptance. See Exchange Act Rule 14e-1(c).

In response to the Staff’s comment, we have revised the disclosure on page 76 of the Registration Statement to state that we will issue the new notes “promptly after expiration” of the exchange offer rather than after acceptance.

Index to Financial Statements

9.	Please tell us how you determined you are not required to include audited financial statements of Revel Entertainment, NBA in accordance with Rule 3-05 of Regulation S-X. To the extent you have determined that the acquisition of Revel Entertainment, NBA does not represent the acquisition of a business, tell us how you applied the guidance in Rule 11-01(d) of Regulation S-X in arriving at your conclusions.

As further discussed below in our response to the Staff’s comment 11, we concluded that the acquisition by the Company of Revel Entertainment Group, LLC, NB Acquisition, LLC and Revel Atlantic City, LLC (collectively, “Predecessor Revel”), should be treated as an asset acquisition and not an acquisition of a business. We further considered Rule 11-01(d) of Regulation S-X to determine if the acquisition was an acquisition of a business for the purposes of providing historical financial statements of Predecessor Revel. As disclosed in Note 1 to our December 31, 2011 financial statements, Predecessor Revel was acquired from affiliates of Morgan Stanley. As of the date of the acquisition, we concluded that disclosure of any prior financial information of Predecessor Revel would not be material to an understanding of future operations, and also considered the following facts and circumstances, each in accordance with Rule 11-01(d) of Regulation S-X:

(a)	Predecessor Revel had no revenues;

Securities and Exchange Commission

October 1, 2012

(b)	the construction of the physical facility (e.g., the hotel and casino (the “Project”)) was not complete and required in excess of $1 billion of construction to be completed;

(c)	the employee base, as of the acquisition date, still required training and was insignificant to the total number of employees that would need to be hired and trained in order to operate the Project;

(d)	there was no significant market distribution or sales force in place;

(e)	there was no customer base in place;

(f)	there were no production processes in place as Predecessor Revel had not developed internal control documentation, obtained a gaming license, which is required to operate the Project, or finalized agreements with tenants who would be operating food, beverage and other retail outlets within the Project.

Accordingly, we concluded that the acquisition of Predecessor Revel does not represent the acquisition of a business and that we are not required to include audited financial statements of Predecessor Revel in accordance with Rule 3-05 of Regulation S-X.

Consolidated Balance Sheets, page F-2

10.	Please reconcile the difference between the amount of common shares issued and outstanding as of December 31, 2011 as disclosed on your balance sheet for the quarterly period ended June 30, 2012 with amount disclosed on your balance sheet for the year ended December 31, 2011. We are unclear why the amount of common shares issued and outstanding as of December 31, 2011 would have changed.

The shares issued and outstanding in our December 31, 2011 financial statements contained an inadvertent typographical mistake. Our shares issued and outstanding at December 31, 2011 and June 30, 2012 were 26,858,824 shares, as correctly stated in our June 30, 2012 interim balance sheet. In response to the Staff’s comment, we have revised the disclosure, where applicable, on pages F-21 and F-23 of our December 31, 2011 financial statements in the Registration Statement to correctly state that we had 26,858,824 common shares issued and outstanding at December 31, 2011.

FN 3, Acquisition, page F-30

11.	Please tell us how you determined it was appropriate to record the acquisition of the membership interests of Revel Entertainment, NBA as an acquisition of assets rather than an acquisition of a business. In your response, tell us how you have applied the guidance in ASC Topic 805-10-55-7.

In applying the guidance of ASC Topic 805-10-55-7, we considered the following facts and circumstances. Through the date of the acquisition by the Company, the activities

Securities and Exchange Commission

October 1, 2012

associated with the Project were principally related to the construction of the Project. Only about fifty percent of the total cost of the construction of the Project had been completed as of the acquisition date. Those costs primarily covered the construction of the shell of the building. At the date of acquisition, another approximately $1.0 billion was estimated to be needed to complete the Project to bring it to an operational state. A certificate of occupancy and a gaming license could not be granted until construction was substantially complete. Therefore, while certain inputs existed at the acquisition date (e.g., a partially completed building), certain key inputs (e.g., a certificate of occupancy and a gaming license) were missing such that the Project was not capable of producing outputs. Further, the only processes in place at the time of the acquisition related to in-process construction accounting, billing, payroll and other administrative systems typically not used to create outputs. Lastly, upon the completion of the construction of the Project, hotel and casino management processes, including obtaining and training a workforce and required licenses, needed to be designed and implemented in order to create outputs.

Given the above, we concluded that the inputs and processes acquired were not capable of producing outputs as of the acquisition date. We also concluded that (i) planned principal activities had not begun, (ii) the inputs in place as of the acquisition date were not significant to the total inputs necessary to be in place to produce outputs (given that a gaming license and a trained employee base had not yet been obtained and that the assets were not close to completion), (iii) although we were pursuing a plan to create outputs, those outputs could not be pursued and completed until the remaining significant inputs were put in place, and (iv) we were not in a position to gain access to customers until the remaining significant inputs were put in place. Therefore, pursuant to the asset acquisition guidance in ASC Topic 805-10-55-7, we determined it was appropriate to record the acquisition of the membership interests of Predecessor Revel as an acquisition of assets rather than an acquisition of a business.

FN 5, Long-Term Debt, page F-34

12.	We note your disclosure that any unexercised warrants will be automatically and mandatorily exercised on February 17, 2021. Given that the warrants are mandatorily redeemable, please tell us how you determined it was appropriate to record the detachable warrants as equity and not a liability. Within your response, please tell us the authoritative accounting literature management relied upon.

Pursuant to their contractual terms, the warrants will expire on February 17, 2021. As an administrative expedient, the documents governing the warrants provide that unexercised warrants outstanding on the expiration date will be automatically exercised on the expiration date (if they are in-the-money). Upon automatic exercise, holders of such warrants would only be entitled to common shares of the Company consistent with the settlement terms provided in the warrants.

Securities and Exchange Commission

October 1, 2012

ASC Topic 480-10-20 defines a mandatorily redeemable instrument as “any of various financial instruments issued in the form of shares that embody an unconditional obligation requiring the issuer to redeem the instrument by transferring its assets at a specified or determinable date (or dates) or upon an event that is certain to occur.” The warrants were not issued in the form of shares and may only be exercised for common shares of the Company. Therefore, we concluded that the warrants are not a mandatorily redeemable instrument relative to the requirements of ASC Topic 480-10-15-4.

Exhibit 99.1 – Letter of Transmittal

13.	Please explain to us the significance of the last paragraph on page 3.

Noteholders that are participating in the exchange offer are to complete the instruction form on the back of Exhibit 99.3, which is the form letter to clients. In completing such instruction form, a noteholder agrees to be bound by Exhibit 99.1, which is the Letter of Transmittal, and also instructs the DTC participant that holds notes on behalf of such noteholder to tender such notes in the exchange offer, upon the terms and subject to the conditions set forth in the prospectus and the Letter of Transmittal. The last paragraph on page 3 of the Letter of Transmittal provides that by crediting the notes to the account of the exchange agent and by complying with applicable book-entry transfer procedures, the DTC participant confirms it and the noteholder of such notes are bound by the Letter of Transmittal.

Exhibit 5.1 – Legality Opinion

14.	Please explain the significance of qualification (g) and the limits imposed by the noted qualification.

Qualification (g) clarifies that the Exhibit 5.1 opinion does not address matters of New Jersey law, to the extent that New Jersey law rather than New York law applies to the indenture, the exchange notes and the related guarantees (collectively, the “transaction documents”) pursuant to New Jersey gaming regulations. New Jersey law applies to the transaction documents because the issuers and the guarantors are subject to New Jersey gaming regulations and, as applicable, to the extent the issuers or the guarantors own real property in New Jersey. To the extent New Jersey law applies to the transaction documents, the Exhibit 5.2 opinion of Cooper Levenson April Niedelman & Wagenheim, P.A. provides the binding obligation opinion with respect to New Jersey law. As a result, the proviso in qualification (g) does not limit the binding obligation opinions related to the transaction documents.

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Please contact me at (609) 572-6560 should you require further information.

Sincerely,

REVEL AC, INC.

By:		/s/ Mary Helen Medina
	Name:	Mary Helen Medina
	Title:	Senior Vice President & General Counsel

cc:	Kevin DeSanctis, Chairman, President and Chief Executive Officer

Rodrigo Guerra, Jr., Esq.